Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HOMESTEAD FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
Short-Term Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Government Securities Fund Fund Summaries
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short-Term Government Securities Fund is a fixed-income fund that seeks to generate current income while maintaining a low degree of share price fluctuation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its net assets in fixed-income securities whose principal and interest payments are guaranteed by the U.S. Government. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be three years or less. Principal investments normally are:
  U.S. Treasury securities
  securities issued by U.S. Government agencies and instrumentalities
Remaining assets may be invested in other types of securities, including municipal bonds, mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), asset-backed securities, corporate bonds and money market securities that meet the Daily Income Fund’s high standards for credit quality.

		In selecting the portfolio holdings for the Fund, RE Advisers considers, among other factors, its outlook for the economy, monetary policy, interest rates and, to a lesser extent, credit spreads. RE Advisers’ goal is to maximize the Fund’s total return by investing in securities that exhibit the most favorable risk/reward trade-off in the most attractive market sectors while maintaining adequate Fund liquidity.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

Income Risk    The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk    The chance a rise in interest rates will cause the Fund’s price to decline. The Fund seeks to minimize share price fluctuation by investing in short-term securities. Prices of short-term securities decline less in response to a given change in rates than those of longer term securities.

U.S. Government Securities Risk    The chance that a security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Issuer Risk    The chance that the value of individual securities to which the Fund has exposure may decline if an issuer of those securities is affected by changes in its financial condition or credit rating.

		Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 1-800-258-3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-258-3030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	homesteadfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	For the Fund’s current yield, call 1-800-258-3030.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart, the Fund's best and worst quarters were as follows: Best Quarter: Q4 of 2008 2.87% Worst Quarter: Q2 of 2013 -0.70%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-258-3030
Short-Term Government Securities Fund | Short-Term Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	$ 859
2004	rr_AnnualReturn2004	1.03%
2005	rr_AnnualReturn2005	1.65%
2006	rr_AnnualReturn2006	3.87%
2007	rr_AnnualReturn2007	5.50%
2008	rr_AnnualReturn2008	5.16%
2009	rr_AnnualReturn2009	2.85%
2010	rr_AnnualReturn2010	2.57%
2011	rr_AnnualReturn2011	2.03%
2012	rr_AnnualReturn2012	1.50%
2013	rr_AnnualReturn2013	(0.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.70%)
1 Year	rr_AverageAnnualReturnYear01	(0.72%)
5 Year	rr_AverageAnnualReturnYear05	1.64%
10 Year	rr_AverageAnnualReturnYear10	2.53%
Short-Term Government Securities Fund | Returns after taxes on distributions | Short-Term Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
5 Year	rr_AverageAnnualReturnYear05	0.96%
10 Year	rr_AverageAnnualReturnYear10	1.66%
Short-Term Government Securities Fund | Returns after taxes on distributions and sale of fund shares | Short-Term Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.40%)
5 Year	rr_AverageAnnualReturnYear05	1.02%
10 Year	rr_AverageAnnualReturnYear10	1.64%
Short-Term Government Securities Fund | BofA Merrill Lynch 1-5 Year U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Year	rr_AverageAnnualReturnYear05	1.57%
10 Year	rr_AverageAnnualReturnYear10	3.09%